Loans from Banking Corporations and other Credit Providers	12 Months Ended
Dec. 31, 2021
Loans Payable [Abstract]
Loans from Banking Corporations and other Credit Providers
Note 8 - Loans from Banking Corporations and other Credit Providers

	As at December 31,
	2021	2020
	Israel Shekels
Loan from Mizrahi Bank A/c 73959	90,035	125,669
Loan from Mizrahi Bank A/c 684728	-	2,247
Less - current maturities	(36,547)	(37,863)
	53,488	90,053